Total
Eagle MLP Strategy Fund
FUND SUMMARY
Investment Objective:
The Fund seeks total return from income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eagle MLP Strategy Fund	Class A Shares	Class C Shares	Class I Shares	Class N Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eagle MLP Strategy Fund		Class A Shares	Class C Shares	Class I Shares	Class N Shares
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.60%	0.59%	0.61%	0.59%
Total Annual Fund Operating Expenses		2.10%	2.84%	1.86%	1.84%
Fee Waiver and Expense Reimbursement	[1]	(0.42%)	(0.41%)	(0.43%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.68%	2.43%	1.43%	1.29%
[1]	The Trust, on behalf of the Fund, has entered into an operating expense limitation agreement with Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC, pursuant to which the Fund's co-advisers have agreed to waive management fees and/or to make payments to limit Fund expenses, through at least August 31, 2022 so that the total annual operating expenses do not exceed 1.65%, 2.40%, 1.40% and 1.26% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively. The agreement excludes any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the co-advisers)) from the definition of operating expenses which are subject to such expense limitations. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of: (1) the expense cap in effect at the time of the waiver; or (2) the expense cap in effect at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the expense limitation described in the footnotes is in effect only until the end of the 1 Year period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Eagle MLP Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	736	1,157	1,603	2,835
Class C Shares	246	841	1,463	3,137
Class I Shares	146	543	966	2,145
Class N Shares	131	525	944	2,114

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets (net assets plus borrowings for investment purposes) in master limited partnerships (“MLPs”) and MLP-related securities. The Fund defines MLP-related securities as general partners of MLPs, MLP institutional securities, exchange-traded notes (“ETNs”) that derive their returns from a master limited partnership index, structured notes or options that derive their returns from a basket of MLPs, or other publicly traded partnerships, corporations or limited liability companies, which have the same economic characteristics as MLPs in that they earn the majority of their pro forma cash flow from the transportation, storage, processing, or production of energy commodities. This 80% investment policy is non-fundamental and can be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

The Fund invests primarily in securities of MLPs and MLP-related securities, as described above. The Fund attempts to primarily invest in MLPs and MLP-related securities that focus on midstream energy infrastructure and the transportation, storage and gathering & processing of oil, natural gas, natural gas liquids and other hydrocarbons. Although not the primary focus of the Fund, MLPs and MLP-related securities may also be engaged in one or more aspects of the exploration, production, marketing, or delivery of energy-related commodities such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products. The Fund invests without restriction as to issuer capitalization or country, including emerging markets. The Fund invests in notes of any maturity that are rated BBB- or higher by Standard & Poor’s Ratings Group or another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined to be of similar credit quality. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. In seeking total return, the Fund seeks both income and capital appreciation.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may use options for hedging purposes.

As co-advisers, Eagle Global Advisors, LLC (“Eagle”), is responsible for security selection and trade execution and Princeton Fund Advisors, LLC (“Princeton”), is responsible for regulatory oversight of the Fund and oversight of the investment portfolio.

Princeton’s Oversight Process

Princeton’s investment oversight process combines risk management, due diligence and portfolio monitoring. Princeton monitors the Fund’s strategies as-executed for investment performance and achievement of the Fund’s risk objectives. The Fund’s investment portfolio may be rebalanced as a result of Princeton’s monitoring policies if the Fund is in violation of its investment objectives, polices or restrictions. Princeton has compliance and regulatory oversight and supervisory responsibilities for the Fund’s securities portfolio.

Eagle’s Investment Process

Eagle utilizes a two-step proprietary process that involves constructing an investment model that seeks to provide investors with an attractive total rate of return from both income and capital appreciation. First, in constructing the model, Eagle considers a variety of factors, including but not limited to, market capitalization, liquidity, growth, credit rating, source of qualifying income, business focus, and structure of the various MLPs and MLP-related securities. Second, Eagle uses the model as the basis for constructing and maintaining the Fund’s portfolio of MLPs and MLP-related securities. MLPs and MLP-related securities selected for the Fund’s portfolio will be further evaluated based on the Fund’s potential tax liabilities, trading costs, cash requirements and other factors, including the relative valuation of such investments. Eagle believes that the appropriate way to build and preserve wealth through investing in MLPs and MLP-related securities is to focus on companies that have strong, stable and sustainable business models. The dependability of the cash distribution is extremely important in analyzing and valuing these investments. Eagle’s investment methodology favors companies with limited or no commodity price exposure, strong balance sheets and proven management commitment that are attractively valued based on current and prospective distributions. Additionally, Eagle selects ETNs and structured notes of issuers that it believes to be creditworthy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Credit Risk: There is a risk that note issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Distribution Policy Risk: The Fund’s distribution policy is not designed to guarantee distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e. from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

• Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

• ETN Risk: ETNs are subject to administrative and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETNs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETN is subject to specific risks, depending on the nature of the ETN. ETNs are subject to default risks.

• Foreign Investment Risk: Investing in notes of foreign issuers involves risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• Interest Rate Risk: A rise in interest rates can cause a decline in the value of notes and MLPs owned by the Fund.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund, such as securities issued by small or medium capitalization companies, would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: Eagle’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

• MLP and MLP-Related Securities and Energy Related Sector Risk: Investments in MLPs and MLP related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

○ MLP Tax Risk: Certain of the Fund’s Investments are MLPs, operating as partnerships that typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund will be taxed at ordinary income rates and shareholders may receive a corrected Form 1099.

○ Energy Infrastructure Related Risk: The Fund focuses its investments in the energy infrastructure related sectors, through MLP and MLP-related securities. Because of its focus in these related sectors, the performance of the Fund is tied closely to and affected by developments related to energy infrastructure, such as the possibility that government regulation will negatively impact companies in these sectors. Energy infrastructure entities are subject to the risks specific to the industry they serve including, but not limited to, the following:

▪ fluctuations in commodity prices;

▪ reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing;

▪ new construction risk and acquisition risk which can limit potential growth;

▪ a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;

▪ depletion of the natural gas reserves or other commodities if not replaced;

▪ changes in the regulatory environment;

▪ extreme weather;

▪ rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

▪ threats of attack by terrorists.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

• Small and Medium Capitalization Company Risk: The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Structured Note Risk: MLP-related structured notes involve tracking risk, issuer default risk and may involve leverage risk. Structured notes are also subject to administrative and other expenses, which will be indirectly paid by the Fund.

• Tax Risk: If, in any year, the Fund fails to qualify as a registered investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. The Class A sales charge is reflected in the average annual total return table. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-888-868-9501.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	6/30/2020	33.48%
Worst Quarter:	3/31/2020	(49.92)%
The Fund’s Class I year-to-date return as of June 30, 2021 was 44.40%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2020)
Average Annual Total Returns - Eagle MLP Strategy Fund		Label	One Year	Five Years	Since Inception	Since Inception	Since Inception	Inception Date
Class I Shares		Return before taxes	(23.71%)	(3.10%)	(4.78%)			Sep. 14, 2012
Class I Shares | Return after taxes on distributions			(26.28%)	(4.21%)	(5.57%)
Class I Shares | Return after taxes on distributions and sale of Fund shares			(13.74%)	(2.58%)	(3.58%)
Class A Shares	[1]	Return before taxes	(28.28%)	(4.47%)	(5.69%)			Sep. 14, 2012
Class C Shares		Return before taxes	(24.46%)	(4.03%)		(7.12%)		Feb. 21, 2013
Class N Shares		Return before taxes	(23.62%)				(16.07%)	Aug. 16, 2018
Alerian MLP Index			(28.69%)	(5.94%)	(5.23%)	(6.48%)	(18.84%)
[1]	The information presented above includes the maximum Class A Sales load. Without a sales load, returns would have been (23.94)% for the one-year period and (5.01)% since inception.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”); after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.

The Alerian MLP Index is a composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. There are no fees or expenses associated with the index and investors cannot invest directly in an index or benchmark.